Non-Interest Income and Non-Interest Expense - Components of Non-Interest Income and Non-Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-interest income:
Service charges on deposits	$ 5,769	$ 5,148	$ 4,374
Other fees and commissions	10,260	9,321	8,519
BOLI and annuity earnings	832	877	376
Security gains, net	460	185	545
Fees and gains on sales of loans	4,355	4,048	2,780
Gain on sale of other real estate, net	52	362	77
Gain on sale of fixed assets, net	0	0	7
Non-interest income	21,728	19,941	16,678
Non-interest expense:
Employee salaries and benefits	34,106	31,556	27,793
Occupancy expenses	3,638	3,444	3,100
Furniture and equipment expenses	2,019	2,063	1,767
Loss on the sale of fixed assets, net	73	53	0
Loss on sales of other assets, net	1	2	6
Data processing expenses	2,576	2,476	2,313
FDIC insurance	968	953	1,049
Directors’ fees	691	735	720
Other operating expenses	13,265	10,877	10,957
Non-interest expense	$ 57,337	$ 52,159	$ 47,705